Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Provision/benefit computed for income taxes

	Fiscal Years Ended March 31,
	2015	2014

Computed expected tax benefit	(34.0)%	(34.0)%
Tax effect of Warrant Liability mark to market	(0.1)%	41.5%
Other losses not benefitted	34.0%	(7.5)%
Other	0.1%	0.1%

Income tax expense	0.0%	0.1%

Components of deferred tax assets

	March 31,
	2015	2014
Deferred tax assets:
Net operating loss carryovers	$23,054	$19,733
Basis differences in fixed assets	24	37
Accruals and reserves	2,694	1,383

Total deferred tax assets	25,772	21,153

Valuation allowance	(25,772)	(21,153)

Net deferred tax assets	$-	$-